Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Refund liability	[1]	¥ 133,066		¥ 243,236
Salary and welfare payables		113,189		139,020
Other tax liabilities	[2]	39,497		75,674
Dividend payable		31,254
Advanced deposits	[3]	28,770		24,204
Accrued marketing expenses		28,762		41,869
Payables to educational institutions	[4]	23,149		28,960
Accrued service fees	[5]	13,176		5,691
Payables for leasehold improvement and intangible assets		4,436		6,089
Other payables		21,040		21,300
Total		¥ 436,339	$ 63,263	¥ 586,043

[1]	Refund liability represented the tutoring fee collected by the Group which is estimated to refund back to its customers as a result of its refund policy.
[2]	The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
[3]	Advanced deposits primarily included down payments paid by prospective students before contracts signing.
[4]	The balance represented tuition fees collected from the students for their registrations with educational institutions.
[5]	The balance represented accrued expenses for outsourced service providers and other professional services.